UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2006

Item 1:               Report to Shareholders.

LORD ABBETT

2006

Annual

Report

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2006

Lord Abbett Developing Growth Fund

Annual Report

For the fiscal year ended July 31, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Developing Growth Fund's performance for the fiscal year ended July 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions of the fiscal year ended July 31, 2006?

A: Equities turned in mediocre performance; on a total return basis, however, equities outpaced aggregate bond returns. Macroeconomic fundamentals that support the broad market were mostly positive. For example, the economy expanded above 3%, industrial production accelerated, employment grew, and corporate earnings surged in the 12-month period. Set against these largely favorable trends, short-term interest rates rose, construction spending eased, and petroleum product prices rose as unrest in the Middle East raised tensions. Against these cross currents, equities struggled. As a result of the economic trends listed above, a downward shift in investor confidence was evident. The American Association of Individual Investors sentiment survey, for instance, went from indications that 29% of investors were bearish a year ago to 43% in the most recent poll.

Within the equity market, parity existed among capitalizations. In fact, a mere one-hundredth of a percentage point separated the 12-month total return of the S&P 100® Index1 (the large cap index) and the S&P SmallCap 600® Index.2 Broader indexes, such as the S&P 500® Index3 and S&P Composite 1500® Index,4 which includes mid cap names, fared slightly better than the narrowly defined large and small cap indexes. Across all capitalizations, the value style of investing outperformed the growth style.

In the broad S&P Composite 1500 Index, the top performing sectors were energy, financials, and telecommunications. Energy companies benefited from high crude oil quotes. The sectors that detracted from the broad market's performance were consumer discretionary and information technology. Consumer discretionary companies were affected by soaring energy prices and (until recently) steadily rising interest rates, which lowered the growth of consumer spending to a below-trend rate. Technology stocks suffered from excess production capacity and declining product prices, even though business spending on new equipment and software grew briskly in the year ended July 31, 2006.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.LordAbbett.com.

Q: How did the Fund perform over the fiscal year ended July 31, 2006?

A: The Fund returned 5.5%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 2000® Growth Index,5 which returned 1.5% over the same period. Average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of July 31, 2006, are: 1 year: -0.55%, 5 years: 2.84%, and 10 years: 6.81%.

Q: What were the most significant factors affecting performance?

A: The portfolio's overweight in the financial services sector was the single largest factor contributing to the Fund's performance relative to its benchmark in the period. Within that sector, International Securities Exchange, Inc., which operates a fully electronic securities exchange for equity options, added to performance.

Also contributing to relative performance was the healthcare sector. Among the individual holdings adding to performance within that sector were Illumina, Inc., a developer of medical equipment for the large-scale analysis of genetic variation and function, and Hologic, Inc., which produces x-ray systems used for digital mammography procedures.

The technology sector also added to relative performance. Technology holding Daktronics, Inc., a supplier of electronic scoreboards and large video displays for sport, business, and government applications, contributed to performance in the period.

Also adding to performance was Tetra Technologies, Inc., an energy services company that supplies chemical products used in well completion and workover operations.

An underweight in the materials and processing sector was the greatest detractor to the Fund's performance relative to its benchmark. Within that sector, Century Aluminum Co., a producer of primary aluminum, in both molten and ingot form, also detracted from performance.

The producer durables sector also took away from relative performance. In particular, Plantronics, Inc., a producer of lightweight communications headsets, disappointed in the period.

An underweight position in the auto and transportation sector also negatively affected relative performance.

Three other holdings also ranked among the Fund's worst five detractors: consumer discretionary holding Netflix Inc., an online movie rental service, was the Fund's number-one detractor; technology holdings Rackable Systems Inc., a developer of high-density computer servers and high-capacity storage systems, and LivePerson, Inc., a provider of technology that facilitates real-time sales and customer services for companies doing business on the Internet, also disappointed.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment—Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The S&P 100® is comprised of the 100 leading U.S. stocks with exchange-listed options. The stocks in S&P 100 are generally among the largest and most established companies in the S&P 500.

2  The S&P SmallCap 600® is comprised of 600 small cap companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

3  The S&P 500® is a representative sample of 500 leading companies in leading industries of the U.S. economy. The stocks in the S&P 500 account for over 80% coverage of U.S. equities.

4  The S&P Composite 1500® combines the S&P 500, S&P 400® (an index of mid cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

5  The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Performance: Because of ongoing market volatility, Fund performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended July 31, 2006

SEC Returns at Max Sales

	1 Year	5 Years	10 Years	Life of Class
Class A(3)	-0.55%	2.84%	6.81%	—
Class B(4)	0.84%	3.24%	—	6.68%
Class C(5)	4.82%	3.49%	—	6.73%
Class P(6)	5.43%	4.00%	—	3.52%
Class Y(7)	5.93%	4.47%	—	4.21%

(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.

(2)  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3)  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2006, is calculated using the SEC-required uniform method to compute such return.

(4)  Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5)  Class C shares commenced operations on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6)  Class P shares commenced operations on January 5, 1998. Performance is at net asset value.

(7)  Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 through July 31, 2006).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/06 - 7/31/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/06	7/31/06	2/1/06 – 7/31/06
Class A
Actual	$1,000.00	$917.10	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$5.76
Class B
Actual	$1,000.00	$913.90	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.95	$8.90
Class C
Actual	$1,000.00	$914.30	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class P
Actual	$1,000.00	$916.80	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16
Class Y
Actual	$1,000.00	$919.00	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$3.91

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.78% for Classes B and C, 1.23% for Class P and 0.78% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2006

Sector*	%**
Auto & Transportation	1.68%
Consumer Discretionary	18.12%
Financial Services	19.13%
Healthcare	20.26%
Materials & Processing	1.71%
Other	1.00%
Other Energy	7.00%
Producer Durables	6.29%
Technology	18.50%
Utilities	1.31%
Short-Term Investments	5.00%
Total	100.00%

  *  A sector may be comprised of several industries.
  **  Represents percent of total investments.

Schedule of Investments

July 31, 2006

Investments	Shares	Value (000)
COMMON STOCKS 92.49%
Banks 5.04%
Cowen Financial Group, Inc.*	197,700	$3,039
Hancock Holding Co.	117,121	6,043
PrivateBancorp, Inc.	177,940	8,365
Prosperity Bancshares, Inc	135,870	4,779
SVB Financial Group*	68,967	3,091
United Community Banks, Inc.	182,610	5,759
Western Alliance Bancorp.*	176,940	6,699
Total		37,775
Biotechnology Research & Production 2.18%
ArthroCare Corp.*	173,118	7,624
Cubist Pharmaceuticals, Inc.*	142,138	3,258
Myriad Genetics, Inc.*	221,000	5,441
Total		16,323
Building: Roofing & Wallboard 0.56%
Beacon Roofing Supply, Inc.*	231,038	4,226
Casinos & Gambling 1.32%
Scientific Games Corp. Class A*	290,658	9,874
Chemicals 0.99%
VeraSun Energy Corp.*	302,900	7,421
Communications Technology 5.90%
Anixter Int'l., Inc.	217,400	11,986
Cbeyond Inc.*	267,688	4,786
j2 Global Communications, Inc.*	256,900	7,193
Redback Networks*	348,191	5,383
WebEx Communications, Inc.*	434,952	14,910
Total		44,258

Investments	Shares	Value (000)
Computer Services, Software & Systems 7.41%
Concur Technologies, Inc.*	463,640	$6,055
DealerTrack Holdings, Inc.*	266,775	5,231
Digital River, Inc.*	341,500	15,313
Equinix, Inc.*	148,740	7,791
Informatica Corp.*	541,290	7,562
LivePerson, Inc.*	675,370	2,769
RightNow Technologies, Inc.*	294,606	3,574
Transaction Systems
Architects, Inc. Class A*	143,856	5,326
Xyratex Ltd. (United Kingdom)*(a)	81,600	1,896
Total		55,517
Computer Technology 0.34%
Rackable Systems Inc.*	63,900	1,362
Trident Microsystems, Inc.*	68,510	1,180
Total		2,542
Consumer Electronics 2.08%
Baidu.com, Inc. ADR*	155,700	11,195
Sohu.com, Inc. (China)*(a)	207,540	4,379
Total		15,574
Diversified Financial Services 0.62%
GMARKET Inc. ADR*	320,050	4,650
Drugs & Pharmaceuticals 2.38%
Alkermes, Inc.*	130,964	2,247
Biomarin Pharmaceutical, Inc.*	415,510	6,071
Nektar Therapeutics*	287,600	4,688
Penwest Pharmaceuticals Co.*	233,800	4,863
Total		17,869

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2006

Investments	Shares	Value (000)
Education Services 2.17%
Strayer Education, Inc.	150,202	$16,274
Electrical Equipment & Components 1.36%
Color Kinetics, Inc.*	237,096	4,095
Littelfuse, Inc.*	181,420	6,128
Total		10,223
Electronics 2.04%
Daktronics, Inc.	542,512	15,266
Electronics: Medical Systems 3.06%
Hologic, Inc.*	251,447	11,292
Illumina, Inc.*	305,588	11,683
Total		22,975
Electronics: Semi-Conductors/Components 1.58%
Diodes Inc.*	31,470	1,129
SunPower Corp.*	335,200	10,703
Total		11,832
Electronics: Technology 0.75%
NovAtel, Inc. (Canada)*(a)	131,620	5,648
Energy: Miscellaneous 0.86%
TETRA Technologies, Inc.*	226,410	6,478
Financial Data Processing Services & Systems 0.55%
Heartland Payment Systems, Inc*	157,250	4,096
Financial Information Services 3.23%
FactSet Research Systems, Inc.	287,917	12,640
Morningstar, Inc.*	305,181	11,557
Total		24,197

Investments	Shares	Value (000)
Financial: Miscellaneous 1.79%
Financial Federal Corp.	235,800	$6,336
First Cash Financial Services, Inc*	370,880	7,058
Total		13,394
Health & Personal Care 4.30%
Bio-Reference Laboratories, Inc.*	193,440	4,555
Healthways Inc*	280,356	15,061
Symbion, Inc.*	206,430	3,883
WebMD Health Corp. Class A*	206,051	8,759
Total		32,258
Healthcare Management Services 2.66%
Phase Foward Inc.*	392,840	4,388
Sierra Health Services, Inc.*	165,400	7,142
Vital Images, Inc.*	133,500	3,033
WellCare Health Plans, Inc.*	109,310	5,363
Total		19,926
Insurance: Multi-Line 0.71%
HealthExtras, Inc.*	205,379	5,332
Investment Management Companies 0.57%
Calamos Asset Management, Inc.	157,492	4,254
Machinery: Oil Well Equipment & Services 4.89%
Dril-Quip, Inc.*	93,770	7,923
Helix Energy Solutions, Inc.*	200,004	7,798
Hydril Co.*	102,175	7,078
Oil States Int'l., Inc.*	87,700	2,820
Superior Energy Services, Inc.*	196,900	6,744
WH Energy Services Inc.*	77,910	4,286
Total		36,649

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2006

Investments	Shares	Value (000)
Machinery: Specialty 0.54%
Bucyrus Int'l., Inc	82,880	$4,037
Medical & Dental Instruments & Supplies 5.14%
Conor Medsystems, Inc.*	273,175	7,567
DJO Inc*	169,100	6,674
LifeCell Corp.*	349,520	9,986
Meridian Bioscience Inc.	260,740	5,476
NuVasive, Inc.*	159,230	2,785
Ventana Medical Systems, Inc.*	129,500	6,036
Total		38,524
Metal Fabricating 0.11%
Kaydon Corp.	23,600	855
Miscellaneous: Producer Durables 0.98%
BE Aerospace, Inc.*	295,570	7,315
Multi-Sector Companies 0.97%
Carlisle Companies, Inc.	91,199	7,286
Oil: Crude Producers 1.07%
Denbury Resources Inc.*	230,900	8,005
Power Transmission Equipment 0.42%
Regal-Beloit Corp.	79,600	3,164
Production Technology Equipment 1.98%
EXFO Electro-Optical Engineering Inc. (Canada)*(a)	639,101	3,323
Varian Semiconductor Equipment Associates, Inc.*	363,550	11,525
Total		14,848
Railroads 0.27%
Genesee & Wyoming, Inc. Class A*	75,700	1,992
Rental & Leasing Services: Commercial 0.77%
H&E Equipment Services, Inc.*	218,872	5,796

Investments	Shares	Value (000)
Retail 3.35%
J. Crew Group, Inc.*	350,450	$9,343
United Natural Foods, Inc.*	184,730	5,568
Zumiez Inc.*	340,183	10,182
Total		25,093
Savings & Loan 0.57%
First Republic Bank	100,390	4,269
Securities Brokerage & Services 4.78%
IntercontinentalExchange, Inc.*	255,700	15,240
Jefferies Group Inc.	182,900	4,752
optionsXpress Holdings, Inc.	290,741	7,611
Penson Worldwide, Inc.*	281,401	4,798
Thomas Weisel Partners Group*	228,820	3,441
Total		35,842
Services: Commercial 4.64%
Administaff Inc.	65,931	2,084
Corporate Executive Board Co. (The)	122,063	11,474
CoStar Group, Inc.*	31,795	1,379
CRA Int'l., Inc.*	143,340	6,480
FTI Consulting, Inc.*	142,450	3,739
Knot, Inc. (The)*	326,572	6,225
NutriSystem, Inc.*	64,300	3,403
Total		34,784
Shoes 1.09%
Crocs, Inc.*	296,269	8,198
Telecommunications Equipment 0.84%
Belden CDT Inc.	195,083	6,330
Textiles Apparel Manufacturers 1.39%
Under Armour, Inc.*	258,700	10,387

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2006

Investments	Shares	Value (000)
Truckers 1.37%
Landstar System, Inc.	239,890	$10,241
Utilities: Telecommunications 1.28%
NeuStar, Inc.*	311,100	9,600
Wholesalers 1.59%
LKQ Corp.*	342,934	7,682
MWI Veterinary Supply, Inc.*	112,760	4,225
Total		11,907
Total Common Stocks (cost $660,975,460)		693,304
	Principal Amount (000)
SHORT-TERM INVESTMENT 4.87%
Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $37,310,000 of Federal Home Loan Bank at Zero Coupon due 8/16/2006; value: $37,216,725; proceeds: $36,490,314 (cost $36,485,612)	$36,486	36,486
Total Investments in Securities 97.36% (cost $697,461,072)		729,790
Other Assets in Excess of Liabilities 2.64%		19,771
Net Assets 100.00%		$749,561

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  ADR  American Depository Receipt.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2006

ASSETS:
Investments in securities, at value (cost $697,461,072)	$729,790,310
Receivables:
Investment securities sold	101,335,052
Capital shares sold	482,308
Interest and dividends	34,688
Prepaid expenses and other assets	50,422
Total assets	831,692,780
LIABILITIES:
Payables:
Investment securities purchased	76,329,249
Capital shares reacquired	3,966,089
Directors' fees	524,028
12b-1 distribution fees	429,077
Management fees	377,093
Fund administration	46,387
To affiliate	9,999
Accrued expenses and other liabilities	449,778
Total liabilities	82,131,700
NET ASSETS	$749,561,080
COMPOSITION OF NET ASSETS:
Paid-in capital	$597,459,368
Accumulated net investment loss	(524,028)
Accumulated net realized gain on investments	120,296,502
Net unrealized appreciation on investments	32,329,238
Net Assets	$749,561,080
Net assets by class:
Class A Shares	$459,283,080
Class B Shares	$72,999,811
Class C Shares	$55,334,718
Class P Shares	$60,174,707
Class Y Shares	$101,768,764
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	25,803,838
Class B Shares (40 million shares of common stock authorized, $.001 par value)	4,378,165
Class C Shares (25 million shares of common stock authorized, $.001 par value)	3,305,669
Class P Shares (30 million shares of common stock authorized, $.001 par value)	3,411,870
Class Y Shares (30 million shares of common stock authorized, $.001 par value)	5,538,135
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.80
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$18.89
Class B Shares-Net asset value	$16.67
Class C Shares-Net asset value	$16.74
Class P Shares-Net asset value	$17.64
Class Y Shares-Net asset value	$18.38

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2006

Investment Income:
Dividends	$1,493,810
Interest	920,418
Total investment income	2,414,228
Expenses:
Management fee	4,574,653
12b-1 distribution plan-Class A	1,852,117
12b-1 distribution plan-Class B	964,046
12b-1 distribution plan-Class C	593,353
12b-1 distribution plan-Class P	286,058
Shareholder servicing	1,508,509
Fund administration	345,972
Subsidy (See Note 3)	205,139
Reports to shareholders	118,000
Registration	87,381
Custody	79,359
Professional	55,923
Directors' fees	52,084
Other	21,416
Gross expenses	10,744,010
Expense reductions (See Note 7)	(32,749)
Net expenses	10,711,261
Net investment loss	(8,297,033)
Net realized and unrealized gain (loss):
Net realized gain on investments	175,359,870
Net change in unrealized depreciation on investments	(118,126,864)
Net realized and unrealized gain	57,233,006
Net Increase in Net Assets Resulting From Operations	$48,935,973

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Year Ended July 31, 2006	For the Year Ended July 31, 2005
Operations:
Net investment loss	$(8,297,033)	$(10,023,863)
Net realized gain on investments	175,359,870	83,616,067
Net change in unrealized appreciation (depreciation) on investments	(118,126,864)	129,510,725
Net increase in net assets resulting from operations	48,935,973	203,102,929
Distributions to shareholders from:
Net realized gain
Class A	(5,883,244)	-
Class B	(1,257,662)	-
Class C	(713,021)	-
Class P	(769,127)	-
Class Y	(1,364,022)	-
Total distributions to shareholders	(9,987,076)	-
Capital share transactions (See Note 11):
Net proceeds from sales of shares	187,491,417	118,743,053
Reinvestment of distributions	8,761,961	-
Cost of shares reacquired	(410,631,379)	(410,227,383)
Net decrease in net assets resulting from capital share transactions	(214,378,001)	(291,484,330)
Net decrease in net assets	(175,429,104)	(88,381,401)
NET ASSETS:
Beginning of year	924,990,184	1,013,371,585
End of year	$749,561,080	$924,990,184
Accumulated net investment loss	$(524,028)	$(495,452)

See Notes to Financial Statements.

Financial Highlights

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year	$17.08	$13.78	$13.44	$11.11	$14.76
Investment operations:
Net investment loss(a)	(.16)	(.15)	(.14)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.09	3.45	.48	2.44	(3.52)
Total from investment operations	.93	3.30	.34	2.33	(3.65)
Distributions to shareholders from:
Net realized gain	(.21)	–	–	–	–
Net asset value, end of year	$17.80	$17.08	$13.78	$13.44	$11.11
Total Return(b)	5.45%	23.95%	2.53%	20.97%	(24.73)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.18%	1.20%	1.18%	1.29%	1.24%
Expenses, excluding expense reductions	1.18%	1.20%	1.18%	1.29%	1.24%
Net investment loss	(.90)%	(1.00)%	(.94)%	(.95)%	(.91)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$459,283	$497,282	$556,320	$609,041	$718,944
Portfolio turnover rate	168.74%	123.83%	115.55%	71.59%	47.37%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class B Shares)
Net asset value, beginning of year	$16.12	$13.09	$12.84	$10.69	$14.27
Investment operations:
Net investment loss(a)	(.26)	(.23)	(.22)	(.17)	(.20)
Net realized and unrealized gain (loss)	1.02	3.26	.47	2.32	(3.38)
Total from investment operations	.76	3.03	.25	2.15	(3.58)
Distributions to shareholders from:
Net realized gain	(.21)	–	–	–	–
Net asset value, end of year	$16.67	$16.12	$13.09	$12.84	$10.69
Total Return(b)	4.71%	23.15%	1.95%	20.11%	(25.09)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.82%	1.84%	1.82%	1.92%	1.85%
Expenses, excluding expense reductions	1.82%	1.84%	1.82%	1.92%	1.85%
Net investment loss	(1.54)%	(1.64)%	(1.58)%	(1.58)%	(1.50)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$73,000	$108,443	$122,119	$141,698	$140,608
Portfolio turnover rate	168.74%	123.83%	115.55%	71.59%	47.37%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of year	$16.18	$13.14	$12.89	$10.73	$14.28
Investment operations:
Net investment loss(a)	(.26)	(.23)	(.22)	(.17)	(.16)
Net realized and unrealized gain (loss)	1.03	3.27	.47	2.33	(3.39)
Total from investment operations	.77	3.04	.25	2.16	(3.55)
Distributions to shareholders from:
Net realized gain	(.21)	–	–	–	–
Net asset value, end of year	$16.74	$16.18	$13.14	$12.89	$10.73
Total Return(b)	4.75%	23.14%	1.94%	20.13%	(24.86)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.82%	1.84%	1.82%	1.92%	1.57%
Expenses, excluding expense reductions	1.82%	1.84%	1.82%	1.92%	1.57%
Net investment loss	(1.53)%	(1.64)%	(1.58)%	(1.58)%	(1.22)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$55,335	$59,522	$69,895	$87,959	$95,423
Portfolio turnover rate	168.74%	123.83%	115.55%	71.59%	47.37%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class P Shares)
Net asset value, beginning of year	$16.94	$13.68	$13.35	$11.05	$14.67
Investment operations:
Net investment loss(a)	(.18)	(.16)	(.15)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.09	3.42	.48	2.41	(3.49)
Total from investment operations	.91	3.26	.33	2.30	(3.62)
Distributions to shareholders from:
Net realized gain	(.21)	–	–	–	–
Net asset value, end of year	$17.64	$16.94	$13.68	$13.35	$11.05
Total Return(b)	5.37%	23.83%	2.47%	20.81%	(24.68)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.27%	1.29%	1.27%	1.37%	1.30%
Expenses, excluding expense reductions	1.27%	1.29%	1.27%	1.37%	1.30%
Net investment loss	(.98)%	(1.09)%	(1.03)%	(1.03)%	(.96)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$60,174	$68,293	$81,007	$89,452	$82,576
Portfolio turnover rate	168.74%	123.83%	115.55%	71.59%	47.37%

See Notes to Financial Statements.

Financial Highlights (concluded)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class Y Shares)
Net asset value, beginning of year	$17.57	$14.12	$13.72	$11.30	$14.94
Investment operations:
Net investment loss(a)	(.10)	(.10)	(.09)	(.07)	(.07)
Net realized and unrealized gain (loss)	1.12	3.55	.49	2.49	(3.57)
Total from investment operations	1.02	3.45	.40	2.42	(3.64)
Distributions to shareholders from:
Net realized gain	(.21)	–	–	–	–
Net asset value, end of year	$18.38	$17.57	$14.12	$13.72	$11.30
Total Return(b)	5.81%	24.43%	2.92%	21.42%	(24.36)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82%	.84%	.81%	.92%	.85%
Expenses, excluding expense reductions	.82%	.84%	.81%	.92%	.85%
Net investment loss	(.53)%	(.64)%	(.58)%	(.58)%	(.51)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$101,769	$191,451	$184,031	$210,308	$213,173
Portfolio turnover rate	168.74%	123.83%	115.55%	71.59%	47.37%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (continued)

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

.75% of the first $100 million of average daily net assets;

.50% of average daily net assets over $100 million.

For the fiscal year ended July 31, 2006, the management fee paid to Lord Abbett was at an annual rate of .53% of average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Alpha Strategy Fund of Lord Abbett Securities Trust (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 Distribution Plans

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by the Fund for the year ended July 31, 2006 was $21,776.

Class Y does not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2006:

Distributor Commissions	Dealers' Concessions
$68,373	$375,149

Distributor received CDSCs of $7,756 and $861 for Class A and Class C shares, respectively, for the year ended July 31, 2006. One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the year ended July 31, 2006 is as follows:

Year Ended 7/31/2006
Distributions paid from: Ordinary income	$947,214
Net long-term capital gains	9,039,862
Total distributions paid	$9,987,076

As of July 31, 2006, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Undistributed ordinary income – net	$69,652,500
Undistributed long-term capital gains	54,015,436
Total undistributed earnings	123,667,936
Temporary differences	(524,028)
Unrealized gains – net	28,957,804
Total accumulated gains – net	$152,101,712

Notes to Financial Statements (continued)

As of July 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$700,832,506
Gross unrealized gain	54,468,303
Gross unrealized loss	(25,510,499)
Net unrealized security gain	$28,957,804

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the year ended July 31, 2006, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Gains	Paid-in Capital
$8,268,457	$(23,865,859)	$15,597,402

The permanent difference is primarily due to tax net investment losses and the tax treatment of distributions paid in connection with the redemption of Fund shares.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2006 are as follows:

Purchases	Sales
$1,423,422,772	$1,686,864,638

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2006.

6. DIRECTORS' REMUNERATION

The Fund's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

Notes to Financial Statements (continued)

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of July 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund's performance.

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Year Ended July 31, 2006		Year Ended July 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,658,393	$86,244,317	3,652,229	$54,566,720
Reinvestment of distributions	316,027	5,558,904	-	-
Shares reacquired	(8,277,524)	(152,871,831)	(14,913,368)	(224,882,400)
Decrease	(3,303,104)	$(61,068,610)	(11,261,139)	$(170,315,680)
Class B Shares
Shares sold	471,594	$8,226,711	426,366	$6,048,560
Reinvestment of distributions	63,749	1,055,052	-	-
Shares reacquired	(2,885,187)	(49,775,333)	(3,030,468)	(42,888,877)
Decrease	(2,349,844)	$(40,493,570)	(2,604,102)	$(36,840,317)
Class C Shares
Shares sold	445,895	$7,914,894	288,289	$4,068,486
Reinvestment of distributions	31,565	524,609	-	-
Shares reacquired	(850,445)	(14,547,971)	(1,930,366)	(27,339,503)
Decrease	(372,985)	$(6,108,468)	(1,642,077)	$(23,271,017)
Class P Shares
Shares sold	1,357,441	$25,016,680	1,261,197	$18,673,207
Reinvestment of distributions	15,279	266,467	-	-
Shares reacquired	(1,991,138)	(35,320,878)	(3,151,705)	(47,319,159)
Decrease	(618,418)	$(10,037,731)	(1,890,508)	$(28,645,952)
Class Y Shares
Shares sold	3,054,232	$60,088,815	2,295,639	$35,386,080
Reinvestment of distributions	74,886	1,356,929	-	-
Shares reacquired	(8,489,310)	(158,115,366)	(4,430,721)	(67,797,444)
Decrease	(5,360,192)	$(96,669,622)	(2,135,082)	$(32,411,364)

12. RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Lord Abbett Developing Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Developing Growth Fund, Inc. (the "Fund") as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 21, 2006

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Director

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Independent Directors

Unless indicated otherwise, the following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc., Crane Co., and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of the Hillsdale Companies, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Companies (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (US) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Former Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (January 2002 - April 2003); Chairman of Warburg Dillon Read (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Adolph Coors Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis* Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as Director of Crane Co. (since 1998), and Viacell Inc. (since 2002).

* Mr. Tullis is a director or trustee of thirteen of the fourteen Lord Abbett-sponsored funds, consisting of 54 portfolios or series.

Basic Information About Management (concluded)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and President	Elected in 1995	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

F. Thomas O'Halloran (1955)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 2001; formerly Executive Director/Senior Research Analyst at Dillon Read/UBS Warburg.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001; formerly Vice President and Chief Compliance Officer with Credit Suisse Asset Management.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); formerly Attorney at Dechert LLP (2000-2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Robert G. Morris (1944)	Vice President	Elected in 1995	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

55.00% of the ordinary income distributions paid by the Fund during fiscal 2006 is qualified dividend income for individual shareholders and also eligible for the dividends received deduction for corporate shareholders.

During the fiscal year ended July 31, 2006, the Fund paid long-term capital gain distributions of $16,398,350. A portion of this amount was distributed to shareholders in connection with the redemption of their shares.

This report when not used for the general
information of shareholders of the Fund is to
be distributed only if preceded or accompanied
by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Developing Growth Fund, Inc.

LADG-2-0706

(09/06)

Item 2:               Code of Ethics.

(a)       In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended 7/31/2006 (the “Period”).

(b)       Not applicable.

(c)       The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)       The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)       Not applicable.

(f)        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

Item 3:               Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

In response to sections (a), (b), and (c) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2006 and 2005 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2006	2005
Audit Fees (a)	$36,000	$39,000
Audit-Related Fees (b)	$140	$157
Total audit and audit-related fees	$36,140	$39,157

Tax Fees (c)	$6,907	$6,940
All Other Fees (d)	$-0-	$-0-

Total Fees	$43,047	$46,097

(a) Consists of fees for audits of the Registrant’s annual financial statements.

(b) Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

(c) Fees for the fiscal year ended July 31, 2006 and 2005 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(d) There were no other fees in the years ended July 31, 2006 and 2005.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2006 and 2005 were:

	Fiscal year ended:
	2006	2005
All Other Fees (a)	$5,500	$165,650

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended July 31, 2006 and 2005 were:

	Fiscal year ended:
	2006		2005
All Other Fees (b)	$	- 0 -	$	- 0 -

(b) The were no other fees in the years ended July 31, 2006 and 2005.

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Schedule of Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

At the June 22, 2006 meetings of the Nominating and Governance Committees (the “Committee”) of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees (“Procedures”).  The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates.  With respect to shareholder recommendations, it is the Committee’s policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources.  The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics – Not applicable.

(a)(2)       Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)       Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC

s/sRobert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT DEVELOPING GROWTH FUND, INC

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  September 26, 2006